INCOME TAXES (Details 5) - CNY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Movements of the valuation allowance
Balance at the beginning of the year	¥ 2,575,187	¥ 921,751	¥ 1,657,524
Additions from Xing Wei Group acquisition		915,864
Additions of valuation allowance excluding acquisition	1,307,368	737,572
Reduction of valuation allowance			(735,773)
Balance at the end of the year	3,882,555	2,575,187	921,751
Additional disclosures
Unrecognized tax benefits	0	0	0
Interest and penalties recorded	¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years
PRC
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	¥ 58,324,053
PRC | December 31, 2015
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	2,564,040
PRC | December 31, 2016
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	0
PRC | December 31, 2017
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	0
PRC | December 31, 2018
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	4,996,057
PRC | December 31, 2019
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	4,907,578
PRC | December 31, 2020
Valuation allowance and loss carry forwards
Tax loss carry forwards for PRC income tax purpose	¥ 45,856,378